OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Schedule of finance income (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Interest income on loan receivables	₫ 37,950	$ 1,590,128	₫ 81,836	₫ 415,230
Interest income on sales-type lease	29,410	1,232,297	1,749	25,054
Others	16,493	691,067	4,475	5,855
Total	₫ 83,853	$ 3,513,492	₫ 88,060	₫ 446,139